Long Term Debt - Super Senior Term Loan - Additional Information (Detail) - Super Senior Term Loan [Member] - USD ($)		12 Months Ended
	Oct. 26, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Issuance date of debt instrument		Oct. 26, 2017
Secured term loan facility	$ 54,800,000
Credit facility margin	3.25%
Interest rate of term loan		The interest rate is USD LIBOR plus a margin of 3.25% and is payable at least quarterly.
Debt instrument, maturity date		Oct. 31, 2020
Minimum cash balance requirement		$ 20,000,000
Minimum [Member] | First Year [Member]
Debt Instrument [Line Items]
Term loan redemption amount		20,000,000
Minimum [Member] | Second Year [Member]
Debt Instrument [Line Items]
Term loan redemption amount		$ 20,000,000